Accounts Receivable and Others (Details) - Schedule of Recoverable Taxes - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Schedule of Recoverable Taxes [Abstract]
Withholding income tax (IRRF) on financial investments to be offset	R$ 10,427	R$ 14,702
Income tax losses and social contribution carryforwards		624
Other recoverable taxes and contributions		139
Tax on value added - IVA – (Paraguay/Bolivia)	8,786	7,318
Other recoverable taxes	115	271
IRPJ/CSLL Estimative	57
Total current	19,385	23,054
ICMS recoverable	12,263	8,943
Non-cumulative PIS and COFINS to be offset	30,124	19,860
IRRF on financial investments to be offset	1,359	380
INSS recoverable	46	26
Tax on value added - IVA – (Paraguay/Bolivia)	16,518	13,999
Total noncurrent	R$ 60,310	R$ 43,208